Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000103967
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class A
Trading Symbol	ABAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABAEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABAEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	MSCI EM Index (net)
09/14	$9,576	$10,000
03/15	$9,429	$9,763
03/16	$9,347	$8,589
03/17	$10,452	$10,068
03/18	$11,764	$12,578
03/19	$11,035	$11,646
03/20	$9,214	$9,586
03/21	$13,837	$15,183
03/22	$12,021	$13,458
03/23	$10,910	$12,017
03/24	$12,625	$12,997
09/24	$14,022	$14,837

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	11.06%	28.87%	5.19%	3.89%
Class A (with sales charges)	6.33%	23.43%	4.28%	3.44%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABAEX-S for the most recent performance information.

AssetsNet	$ 133,862,483
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 298,419
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Material Fund Change [Text Block]
C000103969
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Advisor Class
Trading Symbol	ABYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABYEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABYEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,860	$9,763
03/16	$9,808	$8,589
03/17	$10,992	$10,068
03/18	$12,397	$12,578
03/19	$11,662	$11,646
03/20	$9,768	$9,586
03/21	$14,691	$15,183
03/22	$12,800	$13,458
03/23	$11,634	$12,017
03/24	$13,509	$12,997
09/24	$15,019	$14,837

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Advisor Class	11.18%	29.29%	5.45%	4.15%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABYEX-S for the most recent performance information.

AssetsNet	$ 133,862,483
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 298,419
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Material Fund Change [Text Block]
C000103968
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class C
Trading Symbol	ABCEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABCEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABCEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	1.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,812	$9,763
03/16	$9,668	$8,589
03/17	$10,720	$10,068
03/18	$11,979	$12,578
03/19	$11,155	$11,646
03/20	$9,246	$9,586
03/21	$13,777	$15,183
03/22	$11,879	$13,458
03/23	$10,692	$12,017
03/24	$12,273	$12,997
09/24	$13,581	$14,837

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	10.66%	27.85%	4.39%	3.11%
Class C (with sales charges)	9.66%	26.85%	4.39%	3.11%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABCEX-S for the most recent performance information.

AssetsNet	$ 133,862,483
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 298,419
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Material Fund Change [Text Block]
C000103972
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Multi-Asset Portfolio
Class Name	Class I
Trading Symbol	ABIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Multi-Asset Portfolio (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABIEX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIEX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI EM Index (net)
09/14	$10,000	$10,000
03/15	$9,864	$9,763
03/16	$9,810	$8,589
03/17	$10,989	$10,068
03/18	$12,396	$12,578
03/19	$11,661	$11,646
03/20	$9,760	$9,586
03/21	$14,700	$15,183
03/22	$12,792	$13,458
03/23	$11,632	$12,017
03/24	$13,508	$12,997
09/24	$15,017	$14,837

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class I	11.17%	29.15%	5.45%	4.15%
MSCI EM Index (net)	14.16%	26.05%	5.75%	4.02%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/ABIEX-S for the most recent performance information.

AssetsNet	$ 133,862,483
Holdings Count | Holding	411
Advisory Fees Paid, Amount	$ 298,419
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$133,862,483
# of Portfolio Holdings	411
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$298,419

Holdings [Text Block]

Security Type Breakdown

Value	Value
Common Stocks	69.7%
Sovereign Bonds	14.2%
Corporate Bonds	6.4%
Quasi-Sovereign Bonds	4.7%
Treasury Bonds	0.7%
Emerging Markets - Treasuries	0.2%
Short-Term Investments	2.7%
Other Assets less Liabilities	1.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$9,076,400	6.8%
Tencent Holdings Ltd. - Class H	$5,999,768	4.5%
Samsung Electronics Co., Ltd.	$3,465,216	2.6%
Meituan - Class H	$2,902,878	2.2%
ICICI Bank Ltd.	$2,633,329	2.0%
MediaTek, Inc.	$2,395,611	1.8%
Bajaj Auto Ltd.	$2,186,223	1.6%
Colgate-Palmolive India Ltd.	$2,111,077	1.6%
SK Telecom Co., Ltd.	$2,062,830	1.5%
BB Seguridade Participacoes SA	$2,047,488	1.5%
	$34,880,820	26.1%

Material Fund Change [Text Block]